Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows	S/ 75,936	S/ 44,527
Outflows	(34,413)	(45,205)
Net	41,523	(678)
Discounted at the applicable interbank rates	42,247	(1,302)
Less than 3 months [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows
Outflows	(1,750)	(1,601)
Net	(1,750)	(1,601)
Discounted at the applicable interbank rates	(1,743)	(1,595)
3 to 12 months [[Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows
Outflows	(8,112)	(7,394)
Net	(8,112)	(7,394)
Discounted at the applicable interbank rates	(7,929)	(7,280)
1 to 5 years [Member]
Financial Risk Management, Objectives and Policies (Details) - Schedule of financial derivative instruments gross undiscounted cash flows [Line Items]
Inflows	75,936	44,527
Outflows	(24,551)	(36,210)
Net	51,385	8,317
Discounted at the applicable interbank rates	S/ 51,919	S/ 7,573